TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reduced tax rate	15.00%	15.00%	15.00%
Enterprise income tax rate	25.00%
Income tax rate	15.00%
Reduced income tax due to tax rate reduction	$ 0	$ 800,000	$ 200,000
Net income per share basic and diluted	$ 0	$ 0.05	$ 0.02
Hong Kong [Member]
Income tax rate	16.50%	16.50%	16.50%